Investment in Non-Marketable Securities (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investment In Non-marketable Securities
Schedule of Investment in Non Marketable Securities

Unreserved Sdn Bhd	As of March 31, 2020	As of December 31, 2019
Investment in non-marketable securities	$730,637	$730,637
Less: Sale of investment in non-marketable securities	(730,637)	-
Investment in non-marketable securities	$-	$730,637

Phoenix Plus Corporation
Cost of investment	$1,500	$1,500

Total investment in non-marketable securities	$1,500	$732,137

Unreserved Sdn Bhd	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Cost of investment	$-	$832,335	$832,335
Less: loss of equity of investee company	-	(124,225)	(98,140)
Add: gain on deemed disposal of shares in investee company	-	16,509	-
Investment in investee company	$-	$724,619	$734,195
Reclassify to investment in non-marketable securities	-	(724,619)	-
Investment in investee company	$-	$-	$-

Investment in non-marketable securities	$730,637	$724,619	$-

Phoenix Plus Corporation
Cost of investment	$1,500	$1,500	$1,500

Total investment in non-marketable securities	$732,137	$726,119	$-